Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
24.	Supplemental Cash Flow Information

Supplemental cash flow information consisted of the following:

	Nine months ended September 30,
	2019	2020
Cash paid for income taxes, net of refunds	$0.2	$0.8
Cash paid for interest	$35.3	$33.0
Noncash financing activities
Contingent consideration settled with Class A common stock	$—	$21.1
Short-term financing for directors and officers insurance	$—	$3.4
Preferred return on preferred stock settled with LLC Interests	$—	$2.3
Offering costs not yet paid	$—	$0.8
Accrued preferred return on redeemable preferred units	$3.9	$—
Noncash operating activity
Deferred compensation settled with restricted stock units	$—	$2.1